Document and Entity Information	Mar. 11, 2022
Details
Registrant CIK	0000806592
Document Type	8-K
Document Period End Date	Mar. 11, 2022
Entity Registrant Name	Sunwin Stevia International, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-53595
Entity Tax Identification Number	56-2416925
Entity Address, Address Line One	6 Shengwang Avenue,
Entity Address, City or Town	Qufu, Shandong
Entity Address, Country	CN
Entity Address, Postal Zip Code	273100
Country Region	(86)
City Area Code	537
Local Phone Number	4424999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false